Lord Abbett    Bond-Debenture Fund

1999 Annual Report

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A mutual fund with a multi-faceted approach to seeking high income

[LOGO]

Visit our Web Site and get: up-to-date statistics and other useful information at www.lordabbett.com

Lord Abbett Bond-Debenture Fund

[PHOTO]

     Since its establishment in 1971, Lord Abbett Bond-Debenture Fund has sought the best of both worlds--high current income and capital growth. The Fund's flexible investment approach, combined with Lord Abbett's value management style, has produced a history of strong performance in a variety of economic climates.

     "The Fund earns Standard & Poor's Select Fund designation for the disciplined approach of its management team, for its considered investment style, and for the Fund's risk-adjusted historical performance record."


                                           Standard & Poor's Select Fund reports
                                                                   November 1999



--------------------------------------------------------------------------------
             Average Annual Rates of Total Return as of 12/31/99(1)

Historically Consistent       [GRAPHIC OMITTED]
Total Returns

--------------------------------------------------------------------------------

Flexibility    The  Fund's  flexible  investment  policy  enables it to adapt to
               changing  economic  conditions.   (See  page  4  for  the  Fund's
               portfolio composition.)

--------------------------------------------------------------------------------
                   Dividend Distribution Yields on 12/31/99(2)
High Current
Income                        [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Average  Annual
Total Returns  Average  annual total returns for periods  ended  12/31/99 at the
               Class A share maximum sales charge of 4.75%, with all distributions reinvested:

               [GRAPHIC OMITTED]

               The Fund's SEC yield for the 30 days ended 12/31/99 was 7.32%. Total return is the percent change in value, assuming the reinvestment of all distributions.


     The results quoted herein represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

     (1) Class A share performance at net asset value and assumes the reinvestment of all distributions. The Series issues additional classes of shares with distinct pricing options. See Important Information on page 5.

     (2)  Based on the Class A share monthly dividend of $.0625, annualized.

Report to Shareholders
For the Year Ended December 31, 1999


[PHOTO]

Robert S. Dow
Chairman
January 15, 2000

"We feel that bonds represent an excellent value given today's level of inflation..."

[GRAPHIC OMITTED]

Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholders, the 1999 Key Honor Award for Mutual Fund Service. DALBAR, Inc., an independent research firm and evaluator of mutual fund service, presents the awards to financial services firms that provide consistently solid service to clients.

     Lord Abbett Bond-Debenture Fund completed its fiscal year on December 31, 1999, with net assets of approximately $3.7 billion. Below is an overview of Class share performance for the period.

                                                    Year Ended December 31, 1999
--------------------------------------------------------------------------------


                           Class A     Class B    Class C     Class P   Class Y
--------------------------------------------------------------------------------

     Net asset value       $9.05       $9.05       $9.06      $9.06      $9.04

     Dividends             $0.75       $0.69       $0.69      $0.74      $0.78

     Total return(1)        3.91%       3.29%      $3.17%      3.86%      4.27%

     The fourth quarter of 1999 was difficult for bond investors. The U.S. Federal Reserve Board (the "Fed") raised short-term interest rates for the third consecutive time, reversing the three rate reductions that occurred in 1998. As the economy continued to exhibit signs of strong growth and record levels of employment, investors remained fearful that inflationary pressures could develop as a result of the continued expansion of the U.S. economy. While credit spreads -- the difference in yield between bonds of the same maturity but different quality -- did tighten some (contracted), they continued to remain wide during the quarter.

     We spent the fourth quarter trying to avoid the risk of rising interest rates by keeping our exposure to Treasurys to a minimum and slightly increasing our allocation to convertible bonds -- securities that can be exchanged for stock of the issuing corporation at specified prices. Since we anticipate that the recovery in the global economy will continue, we invested in some multinational technology manufacturing and semiconductor companies that we believe offered bonds of good values.

     Despite challenging market conditions and a 2% increase in interest rates during the past 15 months, high-yield bonds were among the best performers in the U.S. bond market. We maintained an allocation of over 63% of the Fund to high-yield bonds as they continued to offer a tremendous yield advantage over Treasurys.(2) We also found good value in the bonds of technology, telecommunications, media, and cable companies. Conversely, we were disappointed by the bonds of small companies, which struggled with less access to capital and increasing default rates. Investors seemed to prefer the more liquid bonds of larger companies.

     Our holdings in convertible securities also helped the portfolio's performance. On the heels of strong corporate earnings, persistent U.S. economic growth and recent stock market advances, we took profits on some of the portfolio's convertible securities that had increased significantly in price. We maintained a moderate exposure to mortgage-backed securities, investing mainly in new, higher-coupon FNMA bonds that were acquired below par (face value).

     Outlook on Inflation

     We will continue to closely monitor the Fed for further rate increases. We feel that bonds represent an excellent value given today's level of inflation, and should continue to be attractive if inflation remains in the area of 2% to 3%. While we do not anticipate a meaningful decline in interest rates in the short term, we remain encouraged by economic indicators such as low inflation and the U.S. Government budget surplus. Typically, these signs indicate that the U.S. economy is slowing, which should bode well for bond investors.

     Thank you for investing with Lord Abbett and in Bond-Debenture Fund. We value the trust that you place in us, and look forward to serving your investment needs in the years to come. We wish you all the best in the new millennium.

     (1) Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

     (2) Unlike U.S. Treasury securities, the high-yield/lower-rated bonds in which the Fund invests are neither insured nor guaranteed by the U.S. Government and are regarded as involving a greater degree of risk.

     Aiming for High Total Returns

     Seeking High Returns
     Dividend distribution rates were 8.29% and 7.89% (based on the Class A share net asset value and maximum offering price, respectively, on 12/31/99, and the monthly dividend of $.0625, annualized). See Important Information on page 5.

     Striving for Consistency of Performance
     The Fund's goal is high total return through high current income and capital appreciation. The Fund strives for competitive returns in both up and down markets.

     Growth of $10,000 Investments: 4/1/71-12/31/99(1)


[GRAPHIC OMITTED]

Total Value High Current Yield Avg.            GPI

10,765         10,675                        10,275
11,413         11,596                        10,625
10,313         10,387                        11,650
9,789          9,209                         12,975
12,689         11,299                        13,875
16,613         14,590                        14,550
17,777         15,607                        15,525
18,269         15,900                        16,925
19,547         16,614                        19,175
21,283         17,250                        21,675
22,412         18,361                        23,500
128,585        23,996                        24,400
33,416         27,838                        25,325
35,073         30,185                        26,325
42,442         36,771                        27,325
46,946         41,897                        27,625
47,828         42,777                        28,850
54,427         48,398                        30,125
57,181         48,039                        31,525
52,852         43,303                        33,450
73,116         59,333                        34,475
84,810         69,764                        35,475
98,356         83,005                        36,450
94,553         79,992                        37,425
111,099        93,327                        38,375
123,498        106,253                       39,650
139,175        120,087                       40,325
145,805        119,583                       40,975
151,495        125,024                       42,075

     This graph illustrates total return performance of Class A shares. The Fund's results do not include the maximum sales charge of 4.75% applicable to Class A share investments under $100,000; there is no sales charge on investments of $1 million or more. For performance at the Class A share maximum sales charge, see inside front cover. See Important Information on page 5. Past performance does not guarantee future results.


     (1)  The Fund commenced operations on 4/1/71.

     (2)  Source: Lipper, Inc.

     (3)  Calculated from 3/31/71.

     Performance Update

     The Fund has an impressive history of protecting long-term income investors from inflation. Below, the Fund's growth is compared to the Consumer Price Index, a standard inflation measure, through various economic, interest-rate and inflation environments.(1)

     The Fund Versus Inflation

     $100,000 Invested: 4/1/71-12/31/99(2)

                                                              Value of
                                                              $100,000
                        Year                Annual     Investment with        Inflation
                        Ended            Dividends   all Distributions        (Consumer
                        Dec. 31         Reinvested          Reinvested     Price Index)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               <C
$100,000 invested at    1971(3)           $  3,450            $103,588         $102,750-|      From the early
1970s  through
the Fund's inception    1972                 7,460             110,073          106,250 |      the  early
1980s,   the  U.S.
grew to over $1         1973                 8,204              99,239          115,500 |      economy
experienced  rapidly
million                 1974                 9,163              94,202          129,750 | ---  rising  inflation
and interest
                        1975                 9,719             122,105          138,750 |      rates. The Fund
kept pace with
                        1976                10,970             159,867          145,500 |      inflation  over
this turbulent
                        1977                11,883             171,064          155,250 |      period.
                        1978                14,100             175,803          169,250 |
                        1979                16,410             188,105          191,750 |
                        1980                18,614             204,818          215,750 |
                        1981                22,844             215,671          235,000 |
                        1982                27,279             275,072          244,000-|
                        1983                31,092             321,561          253,250-|      As the rate of
inflation  and
                        1984                37,521             337,510          263,250 |      interest rates
declined in the
                        1985                43,150             408,427          273,250 |      1980s,  the Fund
outperformed
                        1986                48,531             451,763          276,250 |---   the CPI by an
average of 6.7%
                        1987                51,214             460,251          288,500 |      per year.
                        1988                53,120             523,756          301,250 |
                        1989                59,178             550,254          315,250-|
                        1990                66,312             508,602          334,500-|
                        1991                71,085             703,596          344,750 |      During the
economic  expansion
                        1992                77,910             816,148          354,750 |---   of   the
1990s,   the   Fund
                        1993                82,556             946,487          364,500 |      outperformed  the
CPI  by  an
                        1994                86,858             909,890          374,250 |      average of 8.0%
per year.
                        1995                95,753           1,069,120          383,750 |
                        1996               103,439           1,188,430          396,500 |
                        1997               104,367           1,339,297          403,250 |
                        1998               108,089           1,403,094          409,750 |
                        1999               115,572           1,457,857          420,750-|

Total Dividends
Reinvested:                             $1,395,843
---------------------------------------=============--------------------------------------------------------------------------------
Average Annual Rate of Return:                                    9.77%            5.14%
------------------------------------------------------------===========--------=========--------------------------------------------


The dollar amounts of capital gains distributions reinvested in Fund shares were: 1973-$1,559; 1977-$971; 1978-$7,503; 1979-$5,622; 1980-$769; 1981-$2,765;
1984-$4,516; 1986-$5,415; total: $29,120.

Source: Lord, Abbett & Co.

(1) See Important Information on page 5.

(2) Fund investment reflects the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000. The maximum sales charge applicable to Class A shares is 4.75%.

(3) Nine months only. The Fund began operations on 4/1/71.

Management in Action


Current Dividend Distribution Rates: 8.29% and 7.89% (based on the Class A share net asset value and maximum offering price, respectively, on 12/31/99, and the monthly dividend of $.0625, annualized). See Important Information on page 5.

The Fund's 3-Way Focus

1. High-yield Corporate Debt and Straight-preferred Stocks: 64.3%(1) The Fund's lower rated debt holdings pay high income and help minimize the effects of interest-rate fluctuations. Price appreciation may result if the credit rating of debt issuers is upgraded.

2. Equity-related Securities: 19.2%(1) Capital appreciation is sought by investing in convertible bonds and convertible preferred stocks, which may be exchanged for common stock. When the underlying stock rises, these equity-related issues generally increase in value.

3. High-grade Debt and Other Assets, Less Liabilities: 16.5%(1) High-quality issues, corporate issues and U.S. Government-backed securities provide a dependable stream of high current income.



A History of the Fund's Portfolio Blend

[GRAPHIC OMITTED]

Consistency of Performance...Over the Long Term

The Fund produced positive total returns 18 out of the last 20 calendar years(2)(3)


Over the Short Term Over the last 20 calendar years between 1979 and 1999, Lord Abbett Bond-Debenture Fund shareholders holding the Fund for any 3-year period earned average annual total returns of at least 9% per year(3)

Over the Long Term Over the last 20 calendar years between 1979 and 1999, Lord Abbett Bond-Debenture Fund shareholders holding the Fund for any 10-year period earned average annual total returns of at least 9% per year(3)


Average Annual Total Returns for 10-Year Periods Ending December 31(2):


1979-   1980-    1981-    1982-    1983-    1984-   1985-    1986-    1987-    1988-   1989-    1990-
1988    1989     1990     1991     1992     1993    1994     1995     1996     1997    1998     1999
--------------------------------------------------------------------------------------------------------
11.0%   10.8%    9.0%     12.0%    11.0%    10.9%   9.9%     9.6%     9.6%     10.7%   9.8%     10.2%


(1) Percent of net assets on 12/31/99. The Fund's portfolio is actively managed and subject to change.

(2)  At net asset value.

(3) All periods end December 31. Assumes investment in Class A shares at maximum offering price. Total return is the percent change in value, assuming the reinvestment of all distributions. Past performance does not guarantee future results.

     Important Information

     SEC yield is calculated on the Class A share maximum offering price of $9.50 on 12/31/99, using a standard method which does not take into account certain portfolio strategies. The Fund's distribution rate may differ from its SEC yield if the Fund purchases securities at a premium and distributes to shareholders interest income that has not been reduced for amortization of premiums on those securities. This practice is consistent with applicable tax elections made by the Fund, but may result in a decrease in the net asset value of shares of the Fund if the market values of the premium securities decrease over time.

     Bonds purchased are subject to market fluctuations upward and downward inversely to the rise and fall of interest rates. Common stocks are subject to market fluctuations providing potential for gain and risk of loss. Lower rated bonds generally provide a higher yield than higher rated bonds of similar average maturity, but have greater credit risk.
     Non-investment-grade, fixed-income securities generally involve greater volatility of price to principal and income than securities in higher ratings categories. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. The Fund's sales charge structure has changed in the past. The Fund issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 3/31/00, this report must be accom panied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.


                               Statement of Net Assets
                               December 31, 1999


                                                                                                         Principal
                                                                                                            Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
Long-Term Investments in Securities 99.76%
------------------------------------------------------------------------------------------------------------------------------------
Investment-Grade Corporate Bonds 4.22%
------------------------------------------------------------------------------------------------------------------------------------
Broadcasters .90%              CBS, Inc. 8 7/8/2022                                                        $
3,000      $  3,058,770
                               Fox/Liberty Networks LLC Zero Coupon due 2007**
12,800        10,368,000
                               Fox/Liberty Networks LLC 8 7/8/2007
20,000        20,550,000

Total                                                                                      33,976,770
----------------------------------------------------------------------------------------------------------------------==============
Cable TV .62%                  Fundy Cable Ltd. Sr. Secured 2nd Priority Notes 11/2005 (F)
15,000        16,237,500
                               Lenfest Communications Inc. 8 1/4/2008
7,000         7,035,000

Total                                                                                      23,272,500
----------------------------------------------------------------------------------------------------------------------==============
Diversified Media .38%         Cox Communications Inc. 6 7/8/2005
15,000       14,555,550
----------------------------------------------------------------------------------------------------------------------==============
Energy .31%                    Perez Companc SA 9/2004+ (F)
12,500        11,638,500
----------------------------------------------------------------------------------------------------------------------==============
Home Builders .19%             Lennar Corp. 7 5/8/2009
8,000         7,252,640
----------------------------------------------------------------------------------------------------------------------==============
Technology .74%                Computer Associates International, Inc. 6 3/8/2005
30,000        27,972,900
----------------------------------------------------------------------------------------------------------------------==============
Telecommunications 1.08%       Orange plc 8/2008 (F)
20,000        20,200,000
                               Telefonica De Argentina 9 1/8/2008 + (F)
23,500        20,562,500

Total                                                                                      40,762,500
----------------------------------------------------------------------------------------------------------------------==============
                               Total Investments in Investment-GradeCorporate Bonds (Cost
$165,163,200)                  159,431,360
----------------------------------------------------------------------------------------------------------------------==============
High-Yield Corporate Debt 63.85%
------------------------------------------------------------------------------------------------------------------------------------
Airlines .77%                  America West Airlines Inc. 10 3/4/2005
15,000        14,775,000
                               Canadian Airlines Corp. Sr. Secured Notes 10/2005 (F)
5,000         3,975,000
                               Continental Airlines 8/2005
6,250         5,781,250
                               Piedmont Aviation Inc. 10.35/2011
2,000         1,896,440
                               US Air Inc. Equipment Trust Certificate 1987 Series D 10 1/2/2004
859           851,587
                               US Air Inc. Equipment Trust Certificate 1987 Series E 10 1/2/2004
927           919,000
                               US Air Inc. Equipment Trust Certificate 1987 Series F 10 1/2/2004
848           840,682

Total                                                                                      29,038,959
----------------------------------------------------------------------------------------------------------------------==============
Auto Parts .35%                Lear Corp. 8.11/2009+
14,000        13,273,820
----------------------------------------------------------------------------------------------------------------------==============



5



                               Statement of Net Assets
                               December 31, 1999


                                                                                                        Principal
                                                                                                           Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
Automotive 2.93%               Accuride Corp. 9 1/4/2008                                                  $
12,750    $   11,793,750
                               Atlantic Express Transportation Corp. Sr. Secured Notes 10 3/4/2004
6,200         6,045,000
                               Collins & Aikman Products Co. 11 1/2/2006
15,000        14,925,000
                               Diamond Triumph Auto 9 1/4/2008+
10,000         7,050,000
                               Dura Operating Corp. 9/2009
15,000        14,212,500
                               Navistar Financial Corp. 9/2002
10,000        10,075,000
                               Navistar International Corp. 8/2008
12,500        11,937,500
                               Oshkosh Truck Corp. 8 3/4/2008
15,000        14,625,000
                               Safelite Glass Corp. 9 7/8/2006
10,000           550,000
                               Tenneco, Inc. 11 5/8/2009+
10,000        10,250,000
                               Venture Holdings Trust 9 1/2/2005
10,000         9,150,000

Total                                                                                     110,613,750
----------------------------------------------------------------------------------------------------------------------==============
Banking .73%                   B.F. Saul REIT Sr. Secured Notes 9 3/4/2008
17,500        16,187,500
                               Ocwen Federal Bank FSB 12/2005
7,000         6,790,000
                               Ocwen Financial Corp. 11 7/8/2003
5,100         4,717,500

Total                                                                                      27,695,000
----------------------------------------------------------------------------------------------------------------------==============
Broadcasters 6.19%             Chancellor Media Corp. 9 3/8/2004
25,000        25,750,000
                               Chancellor Media Corp. 10 1/2/2007
5,000         5,475,000
                               Allbritton Communications Co. 9 3/4/2007
25,500        25,627,500
                               American Radio System 9/2006
13,500        14,247,360
                               Cumulus Media Inc. 10 3/8/2008
9,000         9,450,000
                               Frontiervision Operating Partners 11/2006
10,000        10,625,000
                               Granite Broadcasting Corp. 10 3/8/2005
12,500        12,812,500
                               Gray Communication System Inc. 10 5/8/2006
4,000         4,150,000
                               Grupo Televisa SA 11 7/8/2006 (F)
15,000        16,050,000
                               Grupo Televisa SA Zero Coupon due 2008** (F)
23,000        20,642,500
                               Interep National Radio Sales, Inc. 10/2008
11,000        10,725,000
                               Sinclair Broadcasting Group, Inc. 10/2005
52,000        52,000,000
                               Sinclair Broadcasting Group, Inc. 8 3/4/2007
7,500         7,012,500
                               TV Azteca SA de CV 10 1/2/2007 (F)
22,000        19,305,000

Total                                                                                     233,872,360
----------------------------------------------------------------------------------------------------------------------==============
Building Materials 1.17%       American Builders & Contractors Supply Co. Inc. 10 5/8/2007
7,500         6,937,500
                               American Standard Inc. 8 1/4/2009
13,500        13,010,625
                               Euramax International plc 11 1/4/2006 (F)
10,000        10,300,000
                               Kevco, Inc. 10 3/8/2007
10,000         2,550,000
                               Nortek, Inc. 8 7/8/2008
12,000        11,460,000

Total                                                                                      44,258,125
----------------------------------------------------------------------------------------------------------------------==============
Cable TV 7.20%                 Bresnan Communications Group Zero Coupon due 2009**
15,000        10,462,500
                               CSC Holdings Inc. 9 1/4/2005
20,000        20,550,000
                               Century Communications Corp. 9 1/2/2005
25,000        25,125,000
                               Charter Communications Holdings 8 5/8/2009
25,000        23,250,000
                               Charter Communications LLC Zero Coupon due 2011**
25,000        14,781,250
                               Comcast UK Cable Partners Ltd. Zero Coupon due 2007**(F)
10,000         9,575,000
                               Echostar DBS Corp. 9 3/8/2009
5,000         5,062,500
                               Frontiervision Holdings LP Zero Coupon due 2007**
8,250         7,383,750
                               Frontiervision Holdings Capital Zero Coupon due 2007**
11,750        10,516,250
                               Globo Communicacoes e Participacos Ltd. 10 5/8/2008+ (F)
10,000         8,475,000
                               Mediacom LLC 8 1/2/2008
22,000        20,625,000
                               NTL Communications Corp. Zero Coupon due 2008**
22,000        15,565,000


6



                               Statement of Net Assets
                               December 31, 1999


                                                                                                         Principal
                                                                                                            Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
                               NTL Inc. 10/2007                                                           $
15,000     $  15,637,500
                               Renaissance Media Group Zero Coupon due 2008**
15,000        10,575,000
                               Telewest Communications plc Zero Coupon due 2007** (F)
22,000        20,680,000
                               Telewest Communications plc Zero Coupon due 2009+**(F)
20,000        13,100,000
                               United Pan - Europe Communications Zero Coupon due 2009**(F)
38,000        21,660,000
                               United Pan - Europe Communications 11 1/4/2009+ (F)
18,000        18,810,000

Total                                                                                     271,833,750
----------------------------------------------------------------------------------------------------------------------==============
Capital Goods 1.71%            Alvey Systems, Inc. 11 3/8/2003
6,955         7,267,975
                               Aviation Sales Co. 8 1/8/2008
10,000         8,550,000
                               BE Aerospace, Inc. 9 7/8/2006
20,000        19,400,000
                               BE Aerospace, Inc. 8/2008
10,000         8,750,000
                               Clark Materials Handling Co. 10 3/4/2006
1,000           315,000
                               International Wire Group Inc. 11 3/4/2005
10,000        10,375,000
                               National Equipment Services 10/2004
10,000        10,075,000

Total                                                                                      64,732,975
----------------------------------------------------------------------------------------------------------------------==============
Chemicals 2.02%                Atlantis Group, Inc. 11/2003
5,000         5,025,000
                               Huntsman Corp. 9 1/2/2007+
15,450        14,754,750
                               Huntsman ICI Chemicals 10 1/8/2009+
6,000         6,180,000
                               Lyondell Chemical Co. Sr. Secured Notes 9 5/8/2007
5,000         5,150,000
                               Lyondell Chemical Co. Sr. Secured Notes 9 7/8/2007
5,000         5,125,000
                               NL Industries, Inc. 11 3/4/2003
5,350         5,550,625
                               Pioneer American Acquisition Corp. Sr. Secured Notes 9 1/4/2007
7,500         5,962,500
                               Pioneer Americas 7 7/8/2006
4,518         3,840,361
                               Pioneer Americas 8.66/2006
2,440         2,073,795
                               Pioneer Americas 9.18/2006
361           307,229
                               Pioneer Americas 9 3/8/2006
23            19,202
                               Sovereign Specialty Chemicals, Inc. 9 1/2/2007
4,500         4,545,000
                               Sterling Chemical, Inc. 11 3/4/2006
15,000        11,325,000
                               Texas Petrochemicals Corp. 11 1/8/2006
7,500         6,562,500

Total                                                                                      76,420,962
----------------------------------------------------------------------------------------------------------------------==============
Consumer Products 1.25%        Cathay International Ltd. 13/2008+**(F)
6,000         3,120,000
                               Chattem, Inc. 8 7/8/2008
17,000        15,980,000
                               Rayovac Corp. 10 1/4/2006
9,250         9,712,500
                               Riddell Sports Inc. 10 1/2/2007
12,000        10,440,000
                               The Scotts Co. 8 5/8/2009+
8,000         7,840,000

Total                                                                                      47,092,500
----------------------------------------------------------------------------------------------------------------------==============
Containers 1.07%               Portola Packaging, Inc. 10 3/4/2005
7,550         7,625,500
                               Stone Container Corp. 10 3/4/2002
10,000        10,337,500
                               U.S. Can Corp. 10 1/8/2006
15,000        15,375,000
                               Vicap SA 11 3/8/2007 (F)
7,500         6,975,000

Total                                                                                      40,313,000
----------------------------------------------------------------------------------------------------------------------==============
Diversified Financial
Services .31%                  Willis Corroon Corp. 9/2009
14,000        11,725,000
----------------------------------------------------------------------------------------------------------------------==============
Diversified Media 1.05%        The Ackerley Group, Inc. 9/2009
15,000        14,737,500
                               CEI Citicorp Holdings SA 9 3/4/2007 (F)
5,000         4,275,000
                               Heritage Media Corp. 8 3/4/2006
10,000        10,200,000
                               Lamar Media Corp. 9 5/8/2006
10,000        10,375,000

Total                                                                                      39,587,500
----------------------------------------------------------------------------------------------------------------------==============



7



                               Statement of Net Assets
                               December 31, 1999


                                                                                                        Principal
                                                                                                           Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities .37%        AEI Holding Co. 10 1/2/2005+                                               $
12,000      $  9,060,000
                               P&L Coal Holdings Corp. 8 7/8/2008
5,000         4,912,500

Total                                                                                      13,972,500
----------------------------------------------------------------------------------------------------------------------==============
Emerging Market Sovereign Debt Mexican United States 9 7/8/2007 (F)
10,000        10,490,000
1.23%                          Panama (Republic of) 8 7/8/2027 (F)
20,000        16,850,000
                               Republic of Argentina 11 3/8/2017 (F)
12,500        12,593,750
                               Republic of Venezuela 9 1/4/2027 (F)
10,000         6,650,000

Total                                                                                      46,583,750
----------------------------------------------------------------------------------------------------------------------==============
Energy 2.84%                   Chesapeake Energy Corp. 9 5/8/2005
9,000         8,550,000
                               CODA Energy, Inc. 10 1/2/2006
10,000        10,300,000
                               Cross Timbers Oil Co. 9 1/4/2007
5,000         5,000,000
                               Gulf Canada Resources Ltd. 9 1/4/2004 (F)
12,700        12,761,341
                               HS Resources, Inc. 9 7/8/2003
10,000        10,025,000
                               KCS Energy, Inc. 11/2003++
9,300         7,393,500
                               KCS Energy, Inc. 8 7/8/2008++
15,000         4,875,000
                               Lomak Petroleum Inc. 8 3/4/2007
10,000         9,225,000
                               Metro Gas SA 12/2000 (F)
7,500         7,687,500
                               Petroleos Mexicanos 9/2007+ (F)
10,000         9,710,000
                               Plains Resources Inc. 10 1/4/2006+
4,000         3,900,000
                               Pogo Producing Co. 8 3/4/2007
10,000         9,550,000
                               Vintage Petroleum, Inc. 8 5/8/2009
8,500         8,181,250

Total                                                                                     107,158,591
----------------------------------------------------------------------------------------------------------------------==============
Entertainment .19%             Loews Cineplex Entertainment Corp. 8 7/8/2008
8,000         7,080,000
----------------------------------------------------------------------------------------------------------------------==============
Food 2.52%                     AmeriKing, Inc. 10 3/4/2006
7,300         6,789,000
                               Aurora Foods Inc. 9 7/8/2007
2,500         2,543,750
                               Aurora Foods Inc. 9 7/8/2007
11,500        11,701,250
                               Coca-Cola Femsa SA 8.95/2006 (F)
10,000        10,100,000
                               Del Monte Foods Co. Zero Coupon due 2007**
20,000        15,300,000
                               Delta Beverage Group Inc. 9 3/4/2003
6,400         6,432,000
                               Doane Pet Care Co. 9 3/4/2007
5,859         5,873,648
                               Leiner Health Products Inc. 9 5/8/2007
17,500        13,146,875
                               Pepsi-Gemex SA 9 3/4/2004 (F)
15,000        15,037,500
                               Twin Laboratories, Inc. 10 1/4/2006
8,400         8,421,000

Total                                                                                      95,345,023
----------------------------------------------------------------------------------------------------------------------==============
Gaming 2.76%                   Aztar Corp. 8 7/8/2007
18,000        17,370,000
                               Empress Entertainment Inc. 8 1/8/2006
5,000         5,050,000
                               Harrah's Operating Co. Inc. 7 7/8/2005
15,000        14,737,500
                               Harrah's Operating Co. Inc. 7 1/2/2009
10,000         9,406,400
                               Isle of Capri Casinos, Inc. 8 3/4/2009
5,000         4,662,500
                               Mohegan Tribal Gaming Authority 8 3/4/2009
25,000        24,937,500
                               Park Place EntertainmentCorp. 7 7/8/2005
12,000        11,490,000
                               Trump Atlantic City Assoc. Funding Inc. 1st Mtg. Notes 11 1/4/2006
20,000        16,500,000

Total                                                                                     104,153,900
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 1.05%               Fresenius Medical Capital Trust II 7 7/8/2008
7,500         7,012,500
                               Integrated Health Services, Inc. 9 1/2/2007++
20,000         1,600,000
                               Prime Medical Services Inc. 8 3/4/2008
12,500        11,562,500
                               Tenet Healthcare Corp. 8 5/8/2007
20,000        19,350,000

Total                                                                                      39,525,000
----------------------------------------------------------------------------------------------------------------------==============


8



                               Statement of Net Assets
                               December 31, 1999


                                                                                                        Principal
                                                                                                           Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
Homebuilders .71%              D. R. Horton Inc. 10/2006                                                  $
15,000     $  15,375,000
                               M.D.C. Holdings, Inc. 8 3/8/2008
12,500        11,562,500

Total                                                                                      26,937,500
----------------------------------------------------------------------------------------------------------------------==============
Hotels .50%                    Host Marriott Travel Plazas Sr. Secured Notes 9 1/2/2005
5,000         5,245,700
                               HMH Properties Sr. Secured Notes 7 7/8/2008
15,000        13,575,000

Total                                                                                      18,820,700
----------------------------------------------------------------------------------------------------------------------==============
Minerals/Metals .13%           Kaiser Aluminum & Chemical Corp. 10 7/8/2006
5,000         5,037,500
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous .01%             Prime Succession, Inc. 10 3/4/2004
2,000           530,000
----------------------------------------------------------------------------------------------------------------------==============
Paper 1.85%                    APP International Finance 11 3/4/2005 (F)
1,000           835,000
                               Crown Paper Co. 11/2005
12,000         7,620,000
                               Fonda Group Inc. 9 1/2/2007
9,000         7,605,000
                               Four M Corp.  Sr. Secured Notes 12/2006
8,500         7,947,500
                               Indah Kiat International Finance Co. 12 1/2/2006 (F)
6,000         4,980,000
                               Packaging Corp. of America 9 5/8/2009
14,000        14,420,000
                               S.D. Warren Co. 12/2004
10,000        10,512,500
                               Tembec Industries Inc. 8 5/8/2009 (F)
16,000        16,080,000

Total                                                                                      70,000,000
----------------------------------------------------------------------------------------------------------------------==============
Pollution Control .35%         Allied Waste North America Inc. 7 7/8/2009
15,000        13,275,000
----------------------------------------------------------------------------------------------------------------------==============
Publishing/Printing .41%       Mail-Well, Inc. 8 3/4/2008
8,000         7,800,000
                               R.H. Donnelly Inc. 9 1/8/2008
7,800         7,683,000

Total                                                                                      15,483,000
----------------------------------------------------------------------------------------------------------------------==============
Retail .66%                    Advanced Stores Co., Inc. 10 1/4/2008
5,000         4,325,000
                               Amazon.Com Inc. Zero Coupon due 2008**
12,000         7,980,000
                               Norton McNaughton Inc. 12 1/2/2005
5,000         4,275,000
                               United Stationers Inc. 12 3/4/2005
7,653         8,284,372

Total                                                                                      24,864,372
----------------------------------------------------------------------------------------------------------------------==============
Services 1.98%                 Avis Rent A Car Inc. 11/2009
5,000         5,275,000
                               Budget Group Inc. 9 1/8/2006
5,000         4,675,000
                               Iron Mountain Inc. 10 1/8/2006
20,000        20,450,000
                               Iron Mountain Inc. 8 3/4/2009
20,000        19,150,000
                               Iron Mountain Inc. 8 1/4/2011
3,600         3,312,000
                               Kinder Care Learning Center 9 1/2/2009
7,500         7,350,000
                               Pierce Leahy Corp. 9 1/8/2007
10,000         9,900,000
                               UNICCO Service Co. 9 7/8/2007
5,000         4,625,000

Total                                                                                      74,737,000
----------------------------------------------------------------------------------------------------------------------==============
Steel/Metals 1.25%             AK Steel Holding Corp. 9 1/8/2006
10,000        10,175,000
                               Armco Inc. 9/2007
10,000        10,187,500
                               Hylsa SA De CV 9 1/4/2007+ (F)
5,500         4,895,000
                               Republic Technologies Int'l 13 3/4/2009+
10,000         6,650,000
                               WCI Steel, Inc. 10/2004
15,000        15,375,000

Total                                                                                      47,282,500
----------------------------------------------------------------------------------------------------------------------==============
Supermarkets .27%              Stater Brothers Holdings Inc. 10 3/4/2006
10,000        10,150,000
                               Victory Markets, Inc. 12 1/2/2000++
5,000            75,000

Total                                                                                      10,225,000
----------------------------------------------------------------------------------------------------------------------==============
Technology 2.80%               DynCorp Inc. 9 1/2/2007
13,500        11,947,500
                               Entex Information Services Inc. 12 1/2/2006
10,000         4,550,000
                               Exodus Communications, Inc. 10 3/4/2009+
10,000        10,225,000



9



                               Statement of Net Assets
                               December 31, 1999


                                                                                                        Principal
                                                                                                           Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
                               Fisher Scientific International Inc. 9/2008                                $
17,000     $  16,362,500
                               L-3 Communications Corp. 10 3/8/2007
15,000        15,525,000
                               Packard BioScience Co. 9 3/8/2007
10,000         8,625,000
                               United Defense Industries Inc. 8 3/4/2007
15,000        14,400,000
                               Verio Inc. 11 1/4/2008
9,000         9,495,000
                               Verio Inc. 10 5/8/2009+
5,000         5,125,000
                               Viasystems Group, Inc. 9 3/4/2007
17,000         9,435,000

Total                                                                                     105,690,000
----------------------------------------------------------------------------------------------------------------------==============
Telecommunications 14.18%      AMSC Acquisition Co. Inc. 12 1/4/2008
10,000         7,900,000
                               Hyperion Telecommunications Inc. Sr. Secured Notes 12 1/4/2004
10,000        10,875,000
                               Call-Net Enterprises, Inc. Zero Coupon due 2008** (F)
20,000         9,950,000
                               Cencall Communications Corp. 10 1/8/2004**
20,000        20,550,000
                               Clearnet Communications Zero Coupon due 2009** (F)
20,000        12,050,000
                               Dobson Communications Corp. 11 3/4/2007
7,000         8,102,500
                               Espirit Telecom Group plc 10 7/8/2008 (F)
15,000        14,925,000
                               GST USA Inc. Sr. Secured Notes Zero Coupon due 2005**
32,500        23,887,500
                               Global Crossing Holdings Ltd. 9 5/8/2008 (F)
21,000        21,105,000
                               ICG Holdings Inc. Zero Coupon due 2005**
40,000        35,000,000
                               Intermedia Communications Inc. Zero Coupon due 2007**
50,000        37,250,000
                               Intermedia Communications Inc. Zero Coupon due 2009**
23,800        14,399,000
                               KPNQWEST BV 8 1/8/2009 (F)
16,000        15,440,000
                               Logix Communications Enterprises Inc. 12 1/4/2008
7,250         5,673,125
                               MasTec Inc. 7 3/4/2008
5,500         5,197,500
                               McLeodUSA Inc. Zero Coupon due 2007**
30,000        24,750,000
                               Metromedia Fiber Network, Inc. 10/2009
5,000         5,125,000
                               NTL Inc Zero Coupon due 2009 (F)                                          GBP
5,000         4,631,811
                               Nextel Communications, Inc. Zero Coupon due 2008**
35,000        25,025,000
                               Nextel Communications, Inc. 9 3/8/2009+
24,000        23,700,000
                               NEXTLINK Communications, Inc. 10 3/4/2008
25,000        26,000,000
                               NEXTLINK Communications, Inc. Zero Coupon due 2009**
13,250         8,215,000
                               Orbital Imaging Corp. 11 5/8/2005
10,000         6,750,000
                               Price Communications Wireless Inc. Sr. Secured Notes 9 1/8/2006
6,000         6,150,000
                               Qwest Communications International Inc. Zero Coupon due 2008**
13,000        10,010,000
                               RSL Communications plc 12/2008 (F)
25,000        25,312,500
                               Rogers Cantel Inc. Sr. Secured Notes 8.30/2007 (F)
30,000        30,225,000
                               SBA Communications Corp. Zero Coupon due 2008**
20,000        12,300,000
                               Splitrock Services Inc. 11 3/4/2008
1,500         1,387,500
                               Time Warner Telecom Inc. 9 3/4/2008
12,000        12,420,000
                               Versatel Telecom BV 11 7/8/2009 (F)
5,000         5,125,000
                               Viatel, Inc. 11 1/4/2008
17,000        17,170,000
                               Voicestream Wire Co. 10 3/8/2009+
10,000        10,350,000
                               Western Wireless Corp. 10 1/2/2007
16,600        17,513,000
                               Williams Communications Group, Inc. 10 7/8/2009
20,000        21,050,000

Total                                                                                     535,514,436
----------------------------------------------------------------------------------------------------------------------==============
Textiles 1.04%                 Delta Mills Inc. 9 5/8/2007
5,500         3,877,500
                               GFSI, Inc. 9 5/8/2007
12,500         7,812,500
                               Guess Inc. 9 1/2/2003
13,500        13,635,000
                               Interface Inc. 9 1/2/2005
15,000        13,875,000

Total                                                                                      39,200,000
----------------------------------------------------------------------------------------------------------------------==============
                               Total Investments in High-Yield Corporate Debt (Cost
$2,604,438,151)                    2,411,873,473
----------------------------------------------------------------------------------------------------------------------==============


10



                               Statement of Net Assets
                               December 31, 1999


                                                                                                        Principal
                                                                                                           Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
Convertible Debt 13.66%
------------------------------------------------------------------------------------------------------------------------------------
Automotive .10%                MascoTech Inc. 4 1/2/2003                                                   $
5,000      $  3,693,750
----------------------------------------------------------------------------------------------------------------------==============
Broadcasters .39%              Clear Channel Communications 1 1/2/2002
3,470         3,559,561
                               Clear Channel Communications 2 5/8/2003
4,000         5,960,000
                               Jacor Communications Inc. Zero Coupon due 2018
7,500         5,081,325

Total                                                                                      14,600,886
----------------------------------------------------------------------------------------------------------------------==============
Cable TV .86%                  Echostar Communications Corp. 4 7/8/2007+
13,050        15,935,747
                               NTL Inc. 5 3/4/2009+
15,000        16,566,300

Total                                                                                      32,502,047
----------------------------------------------------------------------------------------------------------------------==============
Capital Goods .36%             Credit Suisse First Boston 2 5/8/2003
7,500         7,068,750
                               Credit Suisse First Boston 2 1/4/2004
7,500         6,731,250

Total                                                                                      13,800,000
----------------------------------------------------------------------------------------------------------------------==============
Diversified Media .58%         Interpublic Group of Companies Inc. 1.80/2004
3,500         5,354,300
                               Interpublic Group of Companies Inc. 1.80/2004+
7,500        11,473,500
                               Interpublic Group of Companies Inc. 1.87/2006+
4,275         4,962,762

Total                                                                                      21,790,562
----------------------------------------------------------------------------------------------------------------------==============
Drugs 2.00%                    Elan Corp. Zero Coupon due 2018+ (F)
40,000        20,900,000
                               Human Genome Sciences, Inc. 5/2006+
3,000         3,615,000
                               Rite Aid Corp. 5 1/4/2002
8,000         5,484,960
                               Roche Holdings Inc. Zero Coupon due 2010+
50,000        30,375,000
                               Swiss Bank Corp. 2 1/2/2002+ (F)
6,000         5,685,000
                               Swiss Life Finance Ltd. 2/2003+ (F)
10,000         9,862,500

Total                                                                                      75,922,460
----------------------------------------------------------------------------------------------------------------------==============
Energy 1.15%                   Devon Energy Corp. 4.95/2008
16,000        15,503,328
                               Loews Corp. 3 1/8/2007
6,000         4,938,420
                               Parker Drilling Co. 5 1/2/2004
13,000         9,197,500
                               Swift Energy Co. 6 1/4/2006
10,000         7,775,000
                               Texaco Capital Inc. 3 1/2/2004
6,250         5,906,250

Total                                                                                      43,320,498
----------------------------------------------------------------------------------------------------------------------==============
Insurance .74%                 AXA SA 2 1/2/2014 (F)                                                     EUR
1,930         3,249,217
                               American International Group Inc. 2 1/4/2004
13,000        20,379,970
                               CII Financial Inc. 7 1/2/2001
6,000         4,260,000

Total                                                                                      27,889,187
----------------------------------------------------------------------------------------------------------------------==============
Leisure .16%                   AMF Bowling Inc. Zero Coupon due 2018
11,996           629,790
                               Hilton Hotel Corp. 5/2006
7,000         5,390,000

Total                                                                                       6,019,790
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous .46%             Merrill Lynch & Co. 1 1/2/2005
15,000        17,381,250
----------------------------------------------------------------------------------------------------------------------==============
Publishing/Printing .52%       Scholastic Corp. 5/2005+
5,000         4,876,400
                               Times Mirror Co. Zero Coupon due 2017
30,000        14,812,500

Total                                                                                      19,688,900
----------------------------------------------------------------------------------------------------------------------==============
Technology 5.29%               ASE Test Ltd. 1/2004+ (F)
10,000        10,900,000
                               Affiliated Computers Services Inc. 4/2005+
8,000        10,027,040
                               Arbor Software Corp. 4 1/2/2005
5,500         5,225,000
                               Arbor Software Corp. 4 1/2/2005+
8,500         8,075,000
                               ASM Lithography Holding 4 1/4/2004+ (F)
10,000        12,097,100
                               Bea Systems, Inc. 4/2006+
10,000        11,689,800
                               Businessland, Inc. 5 1/2/2007
5,255         3,809,875



11



                               Statement of Net Assets
                               December 31, 1999


                                                                                                        Principal
                                                                                                           Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
                               EMC Corp. 6/2004                                                            $
8,380     $  11,190,652
                               Exodus Communications 4 3/4/2008+
8,000        11,079,040
                               LSI Logic Corp. 4 1/4/2004
2,000         4,558,760
                               Lattice Semiconductor Co. R.P. 4 3/4/2006+
2,500         3,297,600
                               Metamor Worldwide, Inc. 2.94/2004
20,000        17,350,000
                               Mindspring Enterprises Inc. 5/2006
3,500         3,335,255
                               National Data Corp. 5/2003
20,000        18,436,600
                               Orbital Sciences Corp. 5/2002+
10,000         8,576,400
                               Photronics, Inc. 6/2004
5,000         5,868,750
                               Sanmina Corp. 4 1/4/2004+
10,800        14,208,804
                               Solectron Corp. Zero Coupon due 2019
2,500         1,911,950
                               Solectron Corp. Zero Coupon due 2019+
25,000        19,119,500
                               STMicroelectronics NV Zero Coupon due 2009 (F)
12,000        16,537,920
                               Thermo Instrument System Inc. 4 1/2/2003+
3,000         2,467,560

Total                                                                                     199,762,606
----------------------------------------------------------------------------------------------------------------------==============
Telecommunications 1.05%       Bell Atlantic Financial Service 5 3/4/2003+
4,500         4,550,040
                               Broadband Technologies, Inc. 5/2001+
3,000         1,515,000
                               CommScope Inc. 4/2006+
6,000         6,441,360
                               DoubleClick Inc. 4 3/4/2006+
3,000         9,337,110
                               Safeguard Scientifics Inc. 5/2006+
4,000         9,085,160
                               USinternetworking Inc. 7/2004+
3,000         8,767,500

Total                                                                                      39,696,170
----------------------------------------------------------------------------------------------------------------------==============
                               Total Investments in Convertible Debt (Cost
$455,229,414)                                 516,068,106
----------------------------------------------------------------------------------------------------------------------==============
Preferred and Convertible-Preferred Stocks, Common Stocks and Warrants 5.83%                               Shares
------------------------------------------------------------------------------------------------------------------------------------
Banking .30%                   California Federal Capital Pfd. 9.125%
500,000        11,281,250
                               Crossland Savings FSB Brooklyn Conv. Pfd. $1.8125
375,000            60,000

Total                                                                                      11,341,250
----------------------------------------------------------------------------------------------------------------------==============
Broadcasters .31%              MediaOne Group Inc. Conv. Pfd. 7%
150,000         7,200,000
                               Sinclair Broadcast Group, Inc. Conv. Pfd. 6%
127,000         4,452,938

Total                                                                                      11,652,938
----------------------------------------------------------------------------------------------------------------------==============
Cable TV .48%                  UnitedGlobalCom Inc. Conv. Pfd. 7%+
200,000        17,950,000
----------------------------------------------------------------------------------------------------------------------==============
Capital Goods .15%             Ingersoll-Rand Co. Conv. Pfd. 6.75%
225,000         5,737,500
----------------------------------------------------------------------------------------------------------------------==============
Chemicals .11%                 Monsanto Co. Conv. Pfd. 6.50%
128,000         4,240,000
----------------------------------------------------------------------------------------------------------------------==============
Containers .14%                Owens-Illinois Inc. Conv. Pfd. 4.75%
166,000         5,187,500
----------------------------------------------------------------------------------------------------------------------==============
Diversified Financial
Services .88%                  Jefferson-Pilot Corp. Conv. Pfd. 7.25%
215,000        18,006,250
                               National Australia Bank Ltd. Conv. Pfd. 7.875%
200,000         5,525,000
                               WBK STRYPES Trust Conv. Pfd. 10%
300,000         9,693,900

Total                                                                                      33,225,150
----------------------------------------------------------------------------------------------------------------------==============
Diversified Media .32%         Cox Communications Inc. Conv. Pfd. 7%
175,000        11,900,000
----------------------------------------------------------------------------------------------------------------------==============
Electric Utilities .25%        Texas Utilities Co. Conv. Pfd. 9.25%
220,000         9,597,500
----------------------------------------------------------------------------------------------------------------------==============
Energy .37%                    KN Energy Inc. Conv. Pfd. 8.25%
150,000         4,875,000
                               Kerr-Mcgee Corp. Conv. Pfd. 5.50%
252,000         8,316,000
                               Lomak Financing Trust Conv. Pfd. 5.75%+
54,300           943,463

Total                                                                                      14,134,463
----------------------------------------------------------------------------------------------------------------------==============
Entertainment .20%             Seagram Co. Ltd. Conv. Pfd. 7.50%
169,000         7,605,000
----------------------------------------------------------------------------------------------------------------------==============
Healthcare .34%                AMDOCS Automatic Co. Conv. Pfd. 6.75%
400,000        12,850,000
----------------------------------------------------------------------------------------------------------------------==============


12



                               Statement of Net Assets
                               December 31, 1999



                               Investments
Shares            Value
------------------------------------------------------------------------------------------------------------------------------------
Homebuilders .16%              Walden Residential Properties, Inc. Wts. expiring 1/1/2002*
400,000         $   2,000
                               Walden Residential Properties, Inc. Pfd. 9.20% with Wts.
                               expiring 12/31/2001
400,000         6,225,000

Total                                                                                       6,227,000
----------------------------------------------------------------------------------------------------------------------==============
Insurance .82%                 American General Corp. Conv. Pfd. 6%
150,000        14,118,750
                               Amerus Life Holdings, Inc. Conv. Pfd. 7%
355,000         8,076,250
                               Lincoln National Corp. Conv. Pfd. 7.75%
396,000         8,712,000

Total                                                                                      30,907,000
----------------------------------------------------------------------------------------------------------------------==============
Paper .69%                     Georgia-Pacific (Georgia-Pacific Group) Conv. Pfd. 7.50%
350,000        17,850,000
                               International Paper Capital Trust Conv. Pfd. 5.25%
150,000         8,195,400

Total                                                                                      26,045,400
----------------------------------------------------------------------------------------------------------------------==============
Retail .14%                    CVS Auto Exchange Trust Conv. Pfd. 6%
75,000         5,343,750
----------------------------------------------------------------------------------------------------------------------==============
Telecommunications .17%        American Mobile Satellite Corp. Wts. expiring 4/1/2008+*
10,000           402,500
                               GST Telecommunications, Inc.*
135,000         1,223,437
                               Intermedia Communications Inc. Wts. expiring 6/1/2000+*
5,000           561,250
                               Nextel Communications, Inc.
20,140         2,076,938
                               Orbital Imaging Corp. Wts. expiring 3/1/2005+*
10,000           200,000
                               Splitrock Services, Inc. Wts. expiring 7/15/2008*
1,500           141,720
                               Viatel, Inc.
33,657         1,804,857

Total                                                                                       6,410,702
----------------------------------------------------------------------------------------------------------------------==============
                               Total Investments in Preferred and Convertible-Preferred Stocks,
                               Common Stocks and Warrants (Cost
$224,697,576)                                            220,355,153
----------------------------------------------------------------------------------------------------------------------==============
Asset-Backed Securities .28%                                                                     Principal Amount
(000)
------------------------------------------------------------------------------------------------------------------------------------
                               GE Capital Mortgage Services Inc. 7/2010
572           553,791
                               Sears Credit Account Master Trust 6.20/2006
10,000         9,940,600
                               Total Investments in Asset-Backed Securities (Cost
$10,611,096)                            10,494,391
----------------------------------------------------------------------------------------------------------------------==============
Commercial Mortgage-Backed Securities 1.94%
------------------------------------------------------------------------------------------------------------------------------------
                               Commercial Mortgage Asset Trust 7.55/2010
5,000         5,014,365
                               Credit Suisse First Boston 6.52/2007
23,120        22,123,736
                               Credit Suisse First Boston 6.30/2008
20,000        18,501,580
                               Credit Suisse First Boston 7.29/2009
10,000         9,861,140
                               DLJ Commercial Mortgage Corp. 6.41/2008
5,000         4,674,870
                               GMAC Commercial Mortgage Securities Inc. 6.42/2008
4,150         3,867,165
                               LB Commercial Conduit Mortgage Trust 6.21/2008
5,000         4,591,705
                               Prudential Securities Secured Financing Corp. 6.51/2008
5,000         4,695,385
                               Total Investments in Commercial Mortgage-Backed Securities (Cost
$76,783,413)              73,329,946
----------------------------------------------------------------------------------------------------------------------==============
Mortgage-Backed Securities 3.28%
------------------------------------------------------------------------------------------------------------------------------------
                               Federal Home Loan Mortgage Corp. 6 1/2/2029
23,712        22,422,941
                               Federal National Mortgage Association 6 1/2/2028
21,904        20,698,828
                               Federal National Mortgage Association 7/2029
24,935        24,171,163
                               Federal National Mortgage Association 6 1/2 due on an announced basis
60,000        56,653,200
                               Total Investments in Mortgage-Backed Securities (Cost
$127,684,636)                       123,946,132
----------------------------------------------------------------------------------------------------------------------==============
U.S. Government and Agency Issues 6.70%
------------------------------------------------------------------------------------------------------------------------------------
                               Federal Home Loan Mortgage Corp. 9 1/2/2000
80,000        80,312,800
                               Federal National Mortgage Association 8 1/2/2005
18,645        18,674,086
                               U.S. Treasury Note 8 1/2/2000
35,000        35,142,100
                               U.S. Treasury Note 7 1/2/2002
65,000        66,807,650
                               U.S. Treasury Note 71/2/2005
50,000        52,289,000
                               Total Investments in U.S. Government and Agency Issues (Cost
$260,107,829)                253,225,636
----------------------------------------------------------------------------------------------------------------------==============
                               Total Long-Term Investments in Securities (Cost
$3,924,715,315)                         3,768,724,197
----------------------------------------------------------------------------------------------------------------------==============



13



                               Statement of Net Assets
                               December 31, 1999


                                                                                                        Principal
                                                                                                           Amount
                               Investments
(000)             Value
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments .12%    American Express Credit Corp. 4.25% due 1/3/2000 (Cost $4,485,000)          $
4,485      $  4,485,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments 99.88% (Cost
$3,929,200,315)                                          3,773,209,197
====================================================================================================================================
Other Assets, Less Liabilities
 .12%                                                                                        4,413,407
====================================================================================================================================
Net Assets
100.00%
$3,777,622,604
====================================================================================================================================

                               Class A Shares-Net asset value ($2,328,530,790 / 257,415,187 shares
outstanding)                $9.05
                               Maximum offering price (net asset value plus sales charge of 4.75% of the offering
price)       $9.50
                               Class B Shares-Net asset value ($840,533,157 / 92,902,767 shares
outstanding)                   $9.05
                               Class C Shares-Net asset value ($557,148,772 / 61,508,277 shares
outstanding)                   $9.06
                               Class P Shares-Net asset value ($229,333 / 25,328 shares
outstanding)                           $9.05
                               Class Y Shares-Net asset value ($51,180,552 / 5,664,667 shares
outstanding)                     $9.04

                              *Non-income producing security.
                             **Deferred-interest debentures pay no interest for a stipulated number of years, after which time they
                               pay a predetermined coupon rate.
                              +Restricted security under Rule 144A.
                             ++Defaulted securities.
                            (F)Foreign Security.
                           EUR Euro
                           GBP British Pound
                                  See Notes to Financial Statements.

             Statement of Operations

Investment Income                                                                                       Year
Ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
Income        Interest (net of foreign tax withholding of
$6,079)                                                      $326,461,019

Dividends
13,128,217
              Total
income                                                                                              339,589,236
-----------------------------------------------------------------------------------------------------------------------------------
Expenses      Management
fee                                                                                             17,075,989
              12b-1 distribution plan-Class
A                                                                             7,628,106
              12b-1 distribution plan-Class
B                                                                             7,803,829
              12b-1 distribution plan-Class
C                                                                             5,534,946
              12b-1 distribution plan-Class
P                                                                                   443
              Shareholder
servicing                                                                                       4,206,950
              Reports to
shareholders                                                                                       407,508

Professional
161,997
              Directors'
fees                                                                                                91,897

Registration
290,920

Other
213,594
              Total expenses before
reductions                                                                           43,416,179
-----------------------------------------------------------------------------------------------------------------------------------
              Expense
reductions                                                                                           (302,167)
-----------------------------------------------------------------------------------------------------------------------------------
              Net
expenses                                                                                               43,114,012
-----------------------------------------------------------------------------------------------------------------------------------
              Net investment
income                                                                                     296,475,224
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments and Foreign Currency Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investment and foreign currency
transactions                                                     (88,204,475)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments and foreign currency
holdings                                      (75,599,179)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign currency
transactions                                      (163,803,654)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
Operations                                                                   $132,671,570
====================================================================================================================================

              See Notes to Financial Statements.

              Statements of Changes in Net Assets

                                                                                                       Year
Ended        Year Ended
                                                                                                      December
31,     December 31,
Increase (Decrease) in Net Assets
1999             1998
-----------------------------------------------------------------------------------------------------------------------------------
Operations    Net investment income                                                                 $
296,475,224   $  247,358,781
              Net realized gain (loss)from investment and foreign currency transactions
(88,204,475)      52,159,873
              Net change in unrealized depreciation of investments and foreign currency holdings
(75,599,179)    (161,964,155)
              Net increase in net assets resulting from operations
132,671,570      137,554,499
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions
-        2,086,963
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
              Class A
(192,354,033)    (174,256,684)
              Class B
(58,055,378)     (36,713,105)
              Class C
(41,241,035)     (33,996,539)
              Class P
(7,532)              (3)
              Class Y
(3,278,597)      (1,070,186)

              Total
(294,936,575)    (246,036,517)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
              Net proceeds from sales of shares
952,817,978    1,130,478,848
              Net asset value of shares issued in reinvestment of dividends
195,455,819      144,066,481

              Total
1,148,273,797    1,274,545,329
-----------------------------------------------------------------------------------------------------------------------------------
              Cost of shares reacquired
(748,509,944)    (494,210,448)
-----------------------------------------------------------------------------------------------------------------------------------

              Increase in net assets derived from capital share transactions
399,763,853      780,334,881
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
237,498,848      673,939,826
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets    Beginning of year
3,540,123,756    2,866,183,930
              End of year (including undistributed net investment income of
              $7,139,745 and $5,601,096, respectively)
$3,777,622,604   $3,540,123,756
====================================================================================================================================

              See Notes to Financial Statements.

      Financial Highlights


Class A Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Year
Ended December 31,
Per Share Operating Performance:                                     1999           1998          1997
1996          1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $9.45         $9.76         $9.41
$9.29         $8.71
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                            .75(b)        .76(b)        .75(b)
 .81           .85
      Net realized and unrealized gain (loss)on investments
      and foreign currency transactions                               (.40)         (.31)          .40
 .17           .606

      Total from investment operations                                 .35           .45          1.15
 .98          1.456
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                            (.75)         (.76)         (.80)
(.86)         (.876)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                         $9.05         $9.45         $9.76
$9.41         $9.29
------------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                                                       3.91%         4.76%        12.70%
11.16%        17.50%
====================================================================================================================================

      Ratios to Average Net Assets:
      Expenses(e)                                                      .92%          .88%          .89%
 .89%          .82%
      Net investment income                                           8.17%         7.85%         7.89%
8.77%         9.41%
====================================================================================================================================

                                                                  Class B
Shares                                     Class C Shares
--------------------------------------------------------------------------------------
--------------------------------------------

                                                     Year Ended 12/31,     8/1/96(d)                Year Ended
12/31,     7/15/96(d)
Per Share Operating Performance:         1999        1998        1997    to 12/31/96        1999      1998
1997     to 12/31/96
--------------------------------------------------------------------------------------
--------------------------------------------
Net asset value, beginning of year       $9.44       $9.75      $9.41       $9.13           $9.46      $9.77
$9.41      $9.05
--------------------------------------------------------------------------------------
--------------------------------------------
      Income from investment
      operations
      Net investment income               .69(b)      .69(b)     .68(b)      .34             .69(b)     .69(b)
 .69(b)     .35
      Net realized and unrealized gain
      (loss) on investments and foreign
      currency transactions              (.39)       (.31)       .38         .26            (.40)      (.31)
 .39        .33

      Total from investment operations    .30         .38       1.06         .60             .29        .38
1.08        .68
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net
      investment income                  (.69)       (.69)     (.72)        (.32)           (.69)      (.69)
(.72)     (.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year            $9.05       $9.44      $9.75       $9.41           $9.06      $9.46
$9.77      $9.41
------------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                          3.29%       3.98%     11.85%       6.57%(c)        3.17%      3.98%
11.97%      7.86%(c)
====================================================================================================================================

      Ratios to Average Net Assets:
      Expenses(e)                        1.60%       1.60%      1.63%        .70%(c)        1.60%      1.60%
1.58%       .75%(c)
      Net investment income              7.49%       7.13%      7.06%       3.37%(c)        7.49%      7.13%
7.16%      3.72%(c)
====================================================================================================================================

    (a)       Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
    (b)       Calculated using average shares outstanding during the year.
    (c)       Not annualized.
    (d)       Commencement of offering respective class shares.
    (e)       The ratios for 1998 and 1999 include expenses paid through an expense offset arrangement.
              See Notes to Financial Statements.



17



      Financial Highlights

                                                                                 Class P Shares
Class Y Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    YearEnded 12/31    8/21/98(d)  Year Ended
12/31      3/27/98(d)
Per Share Operating Performance:                                               1999 to 12/31/98
1999     to 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                             $9.45       $9.54
$9.44       $9.98
-----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income(b)                                                   .73         .25
 .78         .59
      Net realized and unrealized loss on investments
and foreign currency transactions                                               (.39)       (.09)
(.40)       (.54)

      Total from investment operations                                           .34         .16
 .38         .05
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                                      (.74)       (.25)
(.78)       (.59)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                   $9.05       $9.45
$9.04       $9.44
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                                                                 3.86%       1.73%(c)
4.27%        .55%(c)
====================================================================================================================================

      Ratios to Average Net Assets:
      Expenses(e)                                                               1.05%        .38%(c)
 .60%        .46%(c)
      Net investment income                                                     8.10%       2.90%(c)
8.52%       6.24%(c)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                         Year
Ended December 31,
Supplemental Data for AllClasses:                                    1999         1998           1997
1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)                            $3,777,623    $3,540,124    $2,866,184
$2,129,421    $1,339,508

      Portfolio turnover rate                                       67.93%        86.48%        89.14%
106.79%       134.90%
====================================================================================================================================

    (a)       Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
    (b)       Calculated using average shares outstanding during the period.
    (c)       Not annualized.
    (d)       Commencement of offering respective class shares.
    (e)       The ratios for 1998 and 1999 include expenses paid through an expense offset arrangement.
              See Notes to Financial Statements.

18


Notes to Financial Statements

1. Significant Accounting Policies
Lord Abbett Bond-Debenture Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 as a diversified, open-end manage ment investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange, or, in the case of bonds and notes, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of bonds and notes. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities are valued at amortized cost which approxi mates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the se curities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income including discount amortization on zero coupon bonds is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Company has elected not to amortize premiums on bonds, which is consistent with the treatment for federal income tax purposes. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) Prior to January 1, 1999, the Company followed the accounting practice known as equalization whereby a portion of the proceeds from the sales and costs of repurchases of capital shares was allocated to undistributed net investment income. Effective January 1, 1999, the Company discontinued the use of equalization. Discontinuing the use of equalization will result in a simpler and more meaningful financial statement presentation.

(e) The Company enters into forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and foreign currency holdings. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from investment and foreign currency transactions. Risks may arise due to changes in the value of the foreign currency and as a result of the potential inability of the counterparties to meet the terms of their contracts.

(f) The Company along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Agreement with the Balanced Series of Lord Abbett Investment Trust pursuant to which the Underlying Funds will pay a portion of the expenses of the Balanced Series in proportion to the average daily value of shares owned by the Balanced Series. Other expenses include approximately $122,000 accrued pursuant to this Servicing Agreement.

2. Management Fee and Other Transactions with Affiliates
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee is based on average daily net assets for each month at the following annual rates: 0.50% on the first $500 million and 0.45% on assets over $500 million. At December 31, 1999, the management fee payable was $1,364,197.

The Company has Rule 12b-1 plans and agreements (the "Class A, Class B, Class C and Class P Plans") with Lord Abbett Distributor llc ("Distributor"), an affiliate of Lord Abbett. The Company makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Company pays Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to June 1, 1990 and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value ofClass A shares. Pursuant to the Class B Plan, the Company pays Distributor an annual service fee and a distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, the Company pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Pursuant to the Class P Plan, the Company pays Distributor an annual service fee and a distribution fee of 0.20% and 0.25%, respec tively, of the average daily net asset value of the Class P shares. Class Y does not have a plan. At December 31, 1999, the 12b-1 fees payable with respect to all classes of shares aggregated $2,712,026.

Distributor received $1,865,825 representing payment of commissions on sales of Class A shares after deducting $11,144,269 allowed to auth orized distributors as concessions. Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Distributions
Dividends from net investment income are declared and paid monthly. Capital gain distributions, if any, will be made annually. At December 31, 1999, accumulated net realized loss for financial re porting purposes aggregated $97,391,784.

The Company had a capital loss carryforward as of December 31, 1999 of approximately $101,251,695 of which $11,240,802 expires in 2003 and $90,010,893 in 2007. No capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Notes to Financial Statements

Income and capital gains dis tributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

4. Capital
The Company has authorized 1 billion shares of $.001 par value capital stock designated as follows: Class A-300 million shares, Class B-160 million shares, Class C-80 million shares, Class Y-300 million shares and Class P-160 million shares. Paid in capital amounted to $4,023,738,447 at December 31, 1999. Trans actions in shares of capital stock were as follows:

                                    Year Ended                       Year Ended
                             December 31, 1999                December 31, 1998
--------------------------------------------------------------------------------
Class A                 Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------
Sales of shares     46,204,380   $ 427,164,662       57,590,947    $552,957,628
Shares issued to
shareholders in
reinvestment of
dividends           14,347,378     131,444,164       10,683,812     101,432,633
Total               60,551,758     558,608,826       68,274,759     654,390,261
--------------------------------------------------------------------------------
Shares reacquired  (48,782,581)   (447,064,212)     (34,857,399)   (333,882,819)
Increase            11,769,177   $ 111,544,614       33,417,360    $320,507,442
--------------------------------------------------------------------------------

                                    Year Ended                       Year Ended
                             December 31, 1999                December 31, 1998
--------------------------------------------------------------------------------
Class B                 Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------
Sales of shares     32,292,536   $ 298,330,831       36,377,830    $349,838,761
Shares issued to
shareholders in
reinvestment of
dividends            3,749,435      34,311,846        2,140,183      20,422,737
Total               36,041,971     332,642,677       38,518,013     370,261,498
--------------------------------------------------------------------------------
Shares reacquired  (14,195,926)   (129,722,785)      (5,892,847)    (56,423,776)
Increase            21,846,045   $ 202,919,892       32,625,166    $313,837,722
--------------------------------------------------------------------------------

                                    Year Ended                       Year Ended
                             December 31, 1999                December 31, 1998
--------------------------------------------------------------------------------
Class C                 Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------
Sales of shares     22,171,975   $ 205,282,312       20,409,568    $197,171,682
Shares issued to
shareholders in
reinvestment of
dividends            2,880,804      26,417,246        2,202,269      21,140,927
Total               25,052,779     231,699,558       22,611,837     218,312,609
--------------------------------------------------------------------------------
Shares reacquired  (18,654,738)   (171,504,635)     (10,531,098)   (101,040,511)
Increase             6,398,041   $  60,194,923       12,080,739    $117,272,098
--------------------------------------------------------------------------------


                                                                August 21, 1998
                                                               (Commencement of
                                    Year Ended       offering Class P shares) to
                             December 31, 1999                 December 31, 1998
--------------------------------------------------------------------------------
Class P                 Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------
Sales of shares         25,320        $229,776               13            $125
Shares issued to
shareholders in
reinvestment of
dividends                  636           5,778                -               -
Total                   25,956         235,554               13             125
--------------------------------------------------------------------------------
Shares reacquired         (642)         (5,812)               -               -
Increase                25,314        $229,742               13            $125
--------------------------------------------------------------------------------


                                                                 March 27, 1998
                                                               (Commencement of
                                    Year Ended      offering Class Y shares) to
                             December 31, 1999                December 31, 1998
--------------------------------------------------------------------------------
Class Y                 Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------
Sales of shares      2,382,642     $21,810,397        3,146,376     $30,510,652
Shares issued to
shareholders in
reinvestment of
dividends              359,490       3,276,785          112,756       1,070,184
Total                2,742,132      25,087,182        3,259,132      31,580,836
--------------------------------------------------------------------------------
Shares reacquired      (23,664)       (212,500)        (312,933)     (2,863,342)
Increase             2,718,468     $24,874,682        2,946,199     $28,717,494
--------------------------------------------------------------------------------


5. Purchases and Sales of Securities
Purchases and sales of investment securities (other than U.S. Govern ment obligations, short-term investments and foreign currency transactions) aggregated $2,541,016,707 and $2,527,461,028, respectively. Purchases and sales of U.S. Government obli gations aggregated $244,619,809 and $256,238,063, respectively. As of December 31, 1999, net unrealized depreciation for federal income tax purposes aggregated $155,991,118, of which $131,881,422 related to appreciated securities and $287,872,540 related to depreciated securities. For federal income tax purposes, the identified cost of investments owned at December 31, 1999 was substantially the same as the cost for financial reporting purposes.

At December 31, 1999, the Company had outstanding forward currency contracts to sell foreign currency as follows:

                             Value at
Foreign Currency          Settlement Date                Current     Unrealized
Sell Contracts    Local Currency    U.S.Dollars            Value   Appreciation
--------------------------------------------------------------------------------

British Pounds,
expiring 3/13/00      7,450,000     $12,182,612      $12,055,298       $127,314
--------------------------------------------------------------------------------

6. Directors' Remuneration
The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Direct ors' fees payable at December 31, 1999, under a deferred compensation plan, were $536,872.

7. Line of Credit
The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to Fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility was at an annual rate of
 .06% during the year. Effective December 17, 1999, this fee was increased to 0.09% per annum. There were no loans outstanding pursuant to this Facility at December 31, 1999, nor was the Facility utilized at any time during the period.

8. Expense Reduction
The Company has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses.

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Bond-Debenture Fund, Inc.:

We have audited the accompanying statement of net assets of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 1999, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial state ments and the financial highlights are the responsibility of the Company's manage ment. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes exam ining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Lord Abbett Bond-Debenture Fund, Inc. at December 31, 1999, the results of their operations, the changes in their net assets and their financial highlights for the periods presented in conformity with generally accepted accounting principles.




[GRAPHIC OMITTED]

New York, New York
February 25, 2000


Copyright(C)2000 by Lord Abbett Bond-Debenture Fund, Inc., 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Bond-Debenture Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

                           Investing in the
         Lord Abbett
                       Family of Funds


 GROWTH
---------------------------------------------------------------------------------------------------------------------------

INCOME
---------------------------------------------------------------------------------------------------------------------------
 Aggressive       Growth Funds      Growth &         Balanced Fund  Income Funds         Tax-Free        Money
 Growth Fund                        Income Funds                                         Income Funds    Market
Fund

 Growth           Large-Cap         Research Fund -  Balanced       World Bond-           National       U. S.
Government
 Opportunities    Growth Fund       Large-Cap        Series**       Debenture Series      California
Securities Money
 Fund             Research Fund-    Series                          Global Fund -         Connecticut    Market
Fund +++
                  Small-Cap Value   Growth &                        Income Series         Florida
                  Series            Income Series                   High Yield Fund       Georgia
                  Alpha Series*     Affiliated Fund                 Bond-Debenture        Hawaii
 Developing       International                                     Fund                  Michigan
 Growth Fund      Series                                            Limited Duration      Minnesota
 Lord Abbett      Mid-Cap                                           U. S. Government      Missouri
 Developing       Value Fund                                        Securities Series+    New Jersey
 Growth Fund      Global Fund-                                      U. S. Government)     New York
 is closed to     Equity Series                                     Securities Series+    Pennsylvania
 new investors                                                                            Texas
                                                                                          Washington



Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recom mendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, in cluding risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.


You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit Our Web Site:
www.lordabbett.com

** Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain and has maintained its stable $1.00 price per share.


[LOGO]

Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street o Jersey City, New Jersey 07302-3973


LABD-2-1299
(3/00)